Note 2 - Significant accounting policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
2.	Significant accounting policies

Basis of presentation

Tekmira Pharmaceuticals Corporation was incorporated on October 6, 2005 as an inactive wholly owned subsidiary of Inex Pharmaceuticals Corporation (“Inex”).  Pursuant to a “Plan of Arrangement” effective April 30, 2007 the business and substantially all of the assets and liabilities of Inex were transferred to the Company. The consolidated financial statements for all periods presented herein include the consolidated operations of Inex until April 30, 2007 and the operations of the Company thereafter.

These consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries, Protiva Biotherapeutics Inc. and Protiva Biotherapeutics (USA), Inc., which were acquired on May 30, 2008. All intercompany transactions and balances have been eliminated on consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, revenue, expenses, contingent assets and contingent liabilities as at the end or during the reporting period.  Actual results could significantly differ from those estimates.  Significant areas requiring the use of management estimates relate to recognition of revenue, stock-based compensation, share purchase warrant valuation and the amounts recorded as accrued liabilities.

Cash and cash equivalents

Cash and cash equivalents are all highly liquid instruments with an original maturity of three months or less when purchased.  Cash equivalents are recorded at cost plus accrued interest. The carrying value of these cash equivalents approximates their fair value.

Fair value of financial instruments

We measure certain financial instruments and other items at fair value.

To determine the fair value, we use the fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use to value an asset or liability and are developed based on market data obtained from independent sources. Unobservable inputs are inputs based on assumptions about the factors market participants would use to value an asset or liability. The three levels of inputs that may be used to measure fair value are as follows:

•	Level 1 inputs are quoted market prices for identical instruments available in active markets.

•
Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly. If the asset or liability has a contractual term, the input must be observable for substantially the full term. An example includes quoted market prices for similar assets or liabilities in active markets.

•	Level 3 inputs are unobservable inputs for the asset or liability and will reflect management’s assumptions about market assumptions that would be used to price the asset or liability.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, investment tax credits receivable, accounts payable and accrued liabilities, warrants and promissory notes.

The carrying values of cash and cash equivalents are recorded at fair value based on quoted prices in active markets. The carrying values of accounts receivable, investment tax credits receivable and accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of these financial instruments.

As quoted prices for the warrants are not readily available, the Company has used a Black-Scholes pricing model, as described in Notes 5 and 6, to estimate fair value. These are level 3 inputs as defined above.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques used to determine such fair value:

	Level 1	Level 2	Level 3	December 31, 2012
Assets
Cash	$44,148,562	-	-	$44,148,562
Guaranteed Investment Certificates	2,636,956	-	-	2,636,956
Total	$46,785,518	-	-	$46,785,518

Liabilities
Warrants	-	-	$3,994,449	$3,994,449

	Level 1	Level 2	Level 3	December 31, 2011
Assets
Cash	$1,556,253	-	-	$1,556,253
Guaranteed Investment Certificates	7,627,881	-	-	7,627,881
Total	$9,184,134	-	-	$9,184,134

Liabilities
Warrants	-	-	$205,044	$205,044

The following table presents the changes in fair value of the Company’s warrants:

	Liability at beginning of the period	Opening liability of warrants issued in the period	Fair value of warrants exercised in the period	Increase (decrease) in value of warrants	Liability at end of the period

Year ended December 31, 2011	$-	$777,813	$-	$(572,769)	$205,044
Year ended December 31, 2012	$205,044	$850,358	$(880,123)	$3,819,170	$3,994,449

Inventory

Inventory includes materials assigned for the manufacture of products for collaborative partners and manufacturing costs for products awaiting acceptance by collaborative partners. Inventory is carried at the lower of cost and net realizable value. The cost of inventories includes all costs of purchase, costs of manufacturing and other costs incurred in bringing the inventories to their present location and condition.

Materials purchased for the Company’s own research and development products, or, for collaborative partners where an acceptance criteria does not apply, are not recorded as inventory but are expensed at the time of receipt.

Property and equipment

Property and equipment is recorded at cost less impairment losses, accumulated depreciation, related government grants and investment tax credits.  The Company records depreciation using the straight-line method over the estimated useful lives of the capital assets as follows:

	Rate

Laboratory equipment (years)	5
Computer and office equipment (years)	2	-	5
Furniture and fixtures (years)	5

Leasehold improvements are depreciated over their estimated useful lives but in no case longer than the lease term, except where lease renewal is reasonably assured. Assets held under capital leases that do not allow for ownership to pass to the Company are depreciated using the straight-line method over their useful life, not exceeding the lease term.

Intangible assets

The costs incurred in establishing and maintaining patents for intellectual property developed internally are expensed in the period incurred.

Impairment of long-lived assets

If there is a major event indicating that the carrying value of property and equipment may be impaired then management will perform an impairment test and if the recoverable value, based on undiscounted future cash flows, exceeds carrying value then such assets are written down to their fair values.

Revenue recognition

The Company earns revenue from research and development collaboration and contract services, licensing fees and milestone payments. Revenues associated with multiple element arrangements are attributed to the various elements based on their relative fair values or are recognized as a single unit of accounting when relative fair values are not determinable. Non-refundable payments received under collaborative research and development agreements are recorded as revenue as services are performed and related expenditures are incurred.  Non-refundable upfront license fees from collaborative licensing and development arrangements are recognized as the Company fulfills its obligations related to the various elements within the agreements, in accordance with the contractual arrangements with third parties and the term over which the underlying benefit is being conferred.  Revenue earned under contractual arrangements upon the occurrence of specified milestones is recognized as the milestones are achieved and collection is reasonably assured.

Revenue earned under research and development manufacturing collaborations where the Company bears some or all of the risk of a product manufacturing failure is recognized when the purchaser accepts the product and there are no remaining rights of return.

Revenue earned under research and development collaborations where the Company does not bear any risk of product manufacturing failure is recognized in the period the work is performed.

Revenue and expenses under the contract with the United States Government are being recorded using the percentage-of-completion method. Contract progress is based on costs incurred to date. Expenses under the contract are recorded in the Company’s consolidated statement of operations and comprehensive income (loss) as they are incurred. Government contract revenues related to expenses incurred under the contract are recorded in the same period as those expenses. Expenses accrued under the contract but not yet invoiced are recorded in the Company’s balance sheet as accrued liabilities and accrued revenues. Equipment purchased under the contract is recorded on the Company’s balance sheet as deferred expense and deferred revenue and amortized, on a straight-line basis, over the life of the contract.

Cash or other compensation received in advance of meeting the revenue recognition criteria is recorded on the balance sheet as deferred revenue. Revenue meeting recognition criteria but not yet received or receivable is recorded on the balance sheet as accrued revenue.

Leases and lease inducements

Leases entered into are classified as either capital or operating leases. Leases which substantially transfer all benefits and risks of ownership of property to the Company are accounted for as capital leases.  At the time a capital lease is entered into, an asset is recorded together with its related long-term obligation to reflect the purchase and financing.

All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Lease inducements represent leasehold improvement allowances and reduced or free rent periods and are amortized on a straight-line basis over the term of the lease and are recorded as a reduction of rent expense.

Research and development costs

Research and development costs, including acquired in-process research and development expenses for which there is no alternative future use, are charged as an expense in the period in which they are incurred.

Income or loss per share

Income or loss per share is calculated based on the weighted average number of common shares outstanding.  Diluted loss per share does not differ from basic loss per share since the effect of the Company’s stock options and warrants is anti-dilutive. Diluted income per share is calculated using the treasury stock method which uses the weighted average number of common shares outstanding during the period and also includes the dilutive effect of potentially issuable common shares from outstanding, in-the-money stock options and warrants.

The following table sets out the computation of basic and diluted net income (loss) per common share:

	Year ended December 31
	2012	2011	2010
Numerator:
Net income (loss)	$29,793,048	$(9,936,926)	$(12,415,480)
Denominator:
Weighted average number of common shares	13,727,925	11,318,766	10,332,941
Effect of dilutive securities:
Warrants	177,374	-	-
Options	415,515	-	-
Diluted weighted average number of common shares	14,320,814	11,318,766	10,332,941

Basic income (loss) per common share	$2.17	$(0.88)	$(1.20)

Diluted income (loss) per common share	$2.08	$(0.88)	$(1.20)

For the year ended December 31, 2012, potential common shares of 1,085,503 were excluded from the calculation of income per common share because their inclusion would be anti-dilutive (December 31, 2011 –2,830,635; December 31, 2010 – 1,627,280).

Government grants and refundable investment tax credits

Government grants and tax credits provided for current expenses is included in the determination of income or loss for the year, as a reduction of the expenses to which it relates. Government grants and tax credits towards the acquisition of property and equipment is deducted from the cost of the related property and equipment.

Foreign currency translation

The functional currency of the Company is the Canadian dollar. For the Company and its integrated subsidiaries (Protiva Biotherapeutics Inc. and Protiva Biotherapeutics (USA), Inc.), foreign currency monetary assets and liabilities are translated into Canadian dollars at the rate of exchange prevailing at the balance sheet date.  Non-monetary assets and liabilities are translated at historical exchange rates. The previous month’s closing rate of exchange is used to translate revenue and expense transactions.  Exchange gains and losses are included in income or loss for the period.

Deferred income taxes

Income taxes are accounted for using the asset and liability method of accounting.  Deferred income taxes are recognized for the future income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases and for loss carry-forwards.  Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which temporary differences are expected to be recovered or settled.  The effect on deferred income tax assets and liabilities of a change in tax laws or rates is included in earnings in the period that includes the enactment date.  When realization of deferred income tax assets does not meet the more-likely-than-not criterion for recognition, a valuation allowance is provided.

Stock-based compensation

The Company grants stock options to employees and directors pursuant to a share incentive plan described in note 6.  Compensation expense is recorded for issued stock options using the fair value method with a corresponding increase in additional paid-in capital. Any consideration received on the exercise of stock options is credited to share capital.

The fair value of stock options is typically measured at the grant date and amortized on a straight-line basis over the vesting period.

Warrants

The Company accounts for the warrants under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the registered warrants require the issuance of registered securities upon exercise and do not sufficiently preclude an implied right to net cash settlement. The Company classifies warrants in its consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance. The Company uses the Black-Scholes pricing model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of registered warrants requires considerable judgment. A small change in the estimates used may cause a relatively large change in the estimated valuation. The estimated volatility of the Company’s common stock at the date of issuance, and at each subsequent reporting period, is based upon observations of warrants in the market with similar characteristics and expected remaining lives. The risk-free interest rate is based on the zero-coupon rate for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

Segment information

The Company operates in a single reporting segment, the research and development of RNA interference therapeutics.  Substantially all of the Company’s revenues to date were earned from customers or collaborators based in the United States. Substantially all of the Company’s premises, property and equipment is located in Canada.

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its balance sheet. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on the Company’s financial position or statement of operations.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for the Company means January 1, 2012. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards did not have an impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued amendments to the accounting guidance for presentation of comprehensive income to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income, but do require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where the net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about these amounts. For public companies, these amendments are effective prospectively for reporting periods beginning after December 15, 2012. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011, which for the Company means January 1, 2012. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.